VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Preferred Stocks—3.0%
Brazil—3.0%
Banco Bradesco S.A., 7.900%	236,900	$789
Itau Unibanco Holding S.A., 6.950%	102,330	751
Petroleo Brasileiro S.A. - Petrobras, 9.820%	129,600	763
		2,303

Total Preferred Stocks (Identified Cost $1,998)		2,303

Common Stocks—97.6%
Belgium—1.0%
KBC Group N.V.	6,220	741
Brazil—1.5%
PRIO S.A.(1)	108,200	774
Vale S.A.	37,400	405
		1,179

Canada—6.1%
Agnico Eagle Mines Ltd.	9,745	1,641
Brookfield Corp.	10,612	728
Franco-Nevada Corp.	3,670	818
Nutrien, Ltd.	13,514	794
RB Global, Inc.	6,348	688
		4,669

Cayman Islands—2.8%
JD Logistics, Inc.(1)	674,700	1,136
KE Holdings, Inc. Class A	29,600	200
XP, Inc. Class A	44,879	843
		2,179

China—19.8%
Alibaba Group Holding Ltd.	229,946	5,230
Huizhou Desay Sv Automotive Co., Ltd. Class A	20,500	435
JD.com, Inc. Class A	184,793	3,289
Tencent Holdings Ltd.	37,891	3,228
Xiaomi Corp. Class B(1)	427,400	2,966
		15,148

Germany—0.9%
Zalando SE(1)	21,986	671
India—2.6%
HDFC Bank Ltd. ADR	57,232	1,955
Indonesia—0.8%
Bank Central Asia Tbk PT	1,358,100	621
	Shares	Value

Japan—14.4%
Astellas Pharma, Inc.	199,000	$2,154
Daiichi Sankyo Co., Ltd.	132,600	2,972
FANUC Corp.	23,300	672
MonotaRO Co., Ltd.	133,246	1,943
Nippon Paint Holdings Co., Ltd.	367,826	2,512
Shionogi & Co., Ltd.	42,300	741
		10,994

Mexico—1.0%
Grupo Financiero Banorte SAB de C.V. Class O	75,800	761
Netherlands—5.0%
ASML Holding N.V.	3,562	3,463
Euronext N.V.	2,533	379
		3,842

Norway—1.7%
Aker BP ASA	27,676	702
Equinor ASA	23,535	574
		1,276

Portugal—1.0%
Galp Energia SGPS S.A.	41,752	789
Saudi Arabia—7.7%
Al Rajhi Bank	57,971	1,657
Arab National Bank	93,893	619
Bank Al-Jazira(1)	174,365	596
Banque Saudi Fransi	122,968	585
Riyad Bank	77,994	566
Saudi Arabian Mining Co.(1)	39,037	666
Saudi Arabian Oil Co.	83,550	549
Saudi National Bank (The)	59,477	621
		5,859

South Africa—2.1%
Naspers Ltd. Class N	4,535	1,642
South Korea—3.0%
Hyundai Glovis Co., Ltd.	6,049	713
Samsung Electronics Co., Ltd.	13,015	778
SK Hynix, Inc.	3,106	770
		2,261

Spain—2.0%
Banco Bilbao Vizcaya Argentaria S.A.	39,155	751
Repsol S.A.	42,108	745
		1,496

Taiwan—5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	90,539	3,877
	Shares	Value

Thailand—0.9%
CP ALL PCL Foreign Shares	498,700	$727
United Arab Emirates—1.5%
Emirates NBD Bank PJSC	103,768	687
First Abu Dhabi Bank PJSC	115,118	490
		1,177

United Kingdom—9.5%
Anglogold Ashanti plc	11,532	810
AstraZeneca plc	4,466	672
Barclays plc	148,451	758
NatWest Group plc	266,120	1,867
Standard Chartered plc	163,263	3,152
		7,259

United States—7.2%
Alphabet, Inc. Class A	15,576	3,786
NextEra Energy, Inc.	22,822	1,723
		5,509

Total Common Stocks (Identified Cost $57,122)		74,632

Total Long-Term Investments—100.6% (Identified Cost $59,120)		76,935

TOTAL INVESTMENTS—100.6% (Identified Cost $59,120)		$76,935
Other assets and liabilities, net—(0.6)%		(434)
NET ASSETS—100.0%		$76,501

Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	20%
Japan	14
United Kingdom	9
Saudi Arabia	8
United States	7
Canada	6
Taiwan	5
Other	31
Total	100%
† % of total investments as of September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$2,303	$2,303
Common Stocks	74,632	74,632
Total Investments	$76,935	$76,935
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.